Segment Information - Summary of Segment Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of operating segments [line items]
Sales revenue	¥ 14,552,696	¥ 13,170,519	¥ 14,931,009
Segment profit (loss)	871,232	660,208	633,637
Share of profit of investments accounted for using the equity method	202,512	272,734	164,203
Segment assets	23,973,153	21,921,030	20,461,465
Investments accounted for using the equity method	967,404	891,002	655,475
Depreciation and amortization	1,476,908	1,425,118	1,461,403
Capital expenditures	2,503,820	2,567,104	2,858,339
Impairment losses on non-financial assets	15,224	4,763	94,216
Provision (reversal) for credit and lease residual losses on receivables from financial services	9,282	(5,038)	56,894
External customers [member]
Disclosure of operating segments [line items]
Sales revenue	14,552,696	13,170,519	14,931,009
Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue
Operating segments [member]
Disclosure of operating segments [line items]
Sales revenue	14,790,927	13,415,264	15,205,564
Segment profit (loss)	871,232	660,208	633,637
Share of profit of investments accounted for using the equity method	202,512	272,734	164,203
Segment assets	22,806,359	21,404,980	19,941,995
Investments accounted for using the equity method	967,404	891,002	655,475
Depreciation and amortization	1,476,908	1,425,118	1,461,403
Capital expenditures	2,503,820	2,567,104	2,858,339
Impairment losses on non-financial assets	15,224	4,763	94,216
Provision (reversal) for credit and lease residual losses on receivables from financial services	9,282	(5,038)	56,894
Operating segments [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue	14,552,696	13,170,519	14,931,009
Operating segments [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue	238,231	244,745	274,555
Operating segments [member] | Motorcycle business [member]
Disclosure of operating segments [line items]
Sales revenue	2,185,253	1,787,283	2,059,335
Segment profit (loss)	311,492	224,608	285,668
Share of profit of investments accounted for using the equity method	33,510	18,164	34,526
Segment assets	1,448,926	1,555,057	1,483,888
Investments accounted for using the equity method	104,535	88,476	83,144
Depreciation and amortization	65,423	68,258	67,512
Capital expenditures	49,203	48,800	93,871
Impairment losses on non-financial assets	(23)	726	345
Provision (reversal) for credit and lease residual losses on receivables from financial services
Operating segments [member] | Motorcycle business [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue	2,185,253	1,787,283	2,059,335
Operating segments [member] | Motorcycle business [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue
Operating segments [member] | Automobile business [member]
Disclosure of operating segments [line items]
Sales revenue	9,360,593	8,779,349	10,194,638
Segment profit (loss)	236,207	90,255	153,323
Share of profit of investments accounted for using the equity method	168,415	254,079	129,114
Segment assets	9,563,553	8,643,109	7,821,499
Investments accounted for using the equity method	855,309	796,036	566,582
Depreciation and amortization	510,755	515,241	555,153
Capital expenditures	410,169	500,431	498,260
Impairment losses on non-financial assets	13,097	19,999	57,817
Provision (reversal) for credit and lease residual losses on receivables from financial services
Operating segments [member] | Automobile business [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue	9,147,498	8,567,205	9,959,080
Operating segments [member] | Automobile business [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue	213,095	212,144	235,558
Operating segments [member] | Financial services business [member]
Disclosure of operating segments [line items]
Sales revenue	2,823,323	2,506,788	2,600,937
Segment profit (loss)	333,032	356,980	219,704
Share of profit of investments accounted for using the equity method
Segment assets	11,318,756	10,832,645	10,282,136
Investments accounted for using the equity method
Depreciation and amortization	883,712	825,975	823,996
Capital expenditures	2,028,700	2,006,264	2,248,597
Impairment losses on non-financial assets	1,874	(16,319)	36,039
Provision (reversal) for credit and lease residual losses on receivables from financial services	9,282	(5,038)	56,894
Operating segments [member] | Financial services business [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue	2,820,667	2,494,294	2,586,965
Operating segments [member] | Financial services business [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue	2,656	12,494	13,972
Operating segments [member] | Life creation and other businesses [member]
Disclosure of operating segments [line items]
Sales revenue	421,758	341,844	350,654
Segment profit (loss)	(9,499)	(11,635)	(25,058)
Share of profit of investments accounted for using the equity method	587	491	563
Segment assets	475,124	374,169	354,472
Investments accounted for using the equity method	7,560	6,490	5,749
Depreciation and amortization	17,018	15,644	14,742
Capital expenditures	15,748	11,609	17,611
Impairment losses on non-financial assets	276	357	15
Provision (reversal) for credit and lease residual losses on receivables from financial services
Operating segments [member] | Life creation and other businesses [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue	399,278	321,737	325,629
Operating segments [member] | Life creation and other businesses [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue	22,480	20,107	25,025
Reconciling items [member]
Disclosure of operating segments [line items]
Sales revenue	(238,231)	(244,745)	(274,555)
Segment profit (loss)
Share of profit of investments accounted for using the equity method
Segment assets	1,166,794	516,050	519,470
Investments accounted for using the equity method
Depreciation and amortization
Capital expenditures
Impairment losses on non-financial assets
Provision (reversal) for credit and lease residual losses on receivables from financial services
Reconciling items [member] | External customers [member]
Disclosure of operating segments [line items]
Sales revenue
Reconciling items [member] | Intersegment [member]
Disclosure of operating segments [line items]
Sales revenue	¥ (238,231)	¥ (244,745)	¥ (274,555)